SEMPRA ENERGY - SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE - EARNINGS PER SHARE COMPUTATIONS AND DIVIDENDS DECLARED (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings/Income attributable to common shares	$ 379	$ 622	$ 16	$ 353	$ 369	$ 248	$ 295	$ 437	$ 1,370	$ 1,349	$ 1,161
Weighted-average number of shares outstanding, basic	250,600,000	250,400,000	250,100,000	249,700,000	248,700,000	248,400,000	248,100,000	247,700,000	250,217,000	248,249,000	245,891,000
Fully vested RSUs included in the computation of EPS									568	491	212
Dilutive effect of stock options, restricted stock awards and restricted stock units (in shares)									938,000	2,674,000	4,764,000
Weighted-average number of shares outstanding, diluted	251,600,000	252,400,000	252,000,000	251,500,000	251,500,000	251,000,000	251,500,000	251,200,000	251,155,000	250,923,000	250,655,000
Basic earnings per common share (in dollars per share)	$ 1.51	$ 2.48	$ 0.06	$ 1.41	$ 1.48	$ 1.00	$ 1.19	$ 1.76	$ 5.48	$ 5.43	$ 4.72
Diluted earnings per common share (in dollars per share)	$ 1.51	$ 2.46	$ 0.06	$ 1.40	$ 1.47	$ 0.99	$ 1.17	$ 1.74	5.46	5.37	4.63
Dividends declared per share of common stock (in dollars per share)									$ 3.02	$ 2.80	$ 2.64